Accounts receivable and others (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Accounts Receivable And Others Details 2Abstract
Beginning balance		R$ 861	[1]	R$ 1,163
Accrual of provision		284		49
Write-off or reversal		(279)		(351)
Ending balance	[1]	R$ 866		R$ 861

[1]	Changes in the allowance for doubtful accounts: